STOCKHOLDERS DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Changes In Stockholders Equity Deficit Tables
Summary of stock option activity

A summary of stock option activity during the nine months ended January 31, 2017 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2016	2,000,000	$0.35	5.85

Granted	-	-
Canceled / Expired	-	-
Exercised	-	-

Outstanding, January 31, 2017	2,000,000	$0.35	5.10

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2014	2,000,000	$0.35	7.85

Granted	-	-
Canceled / Expired	-	-
Exercised	-	-

Outstanding, April 30, 2015	2,000,000	$0.35	6.85

Granted	-	-
Canceled / Expired	-	-
Exercised	-	-

Outstanding, April 30, 2016	2,000,000	$0.35	5.85

Summary of warrant activity

A summary of warrant activity during the nine months ended January 31, 2017 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2016	11,522,170	$0.01	5.84

Granted	65,138,143	$0.01
Canceled / Expired	-	-
Exercised	-	-

Outstanding, January 31, 2017	76,660,313	$0.01	5.04

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2014	32,865,345	$0.33	1.42

Granted	10,000	$0.05
Canceled / Expired	-	-
Exercised	-	-

Outstanding and exercisable, April 30, 2015	32,875,345	$0.33	0.42

Granted	3,289,192	$0.01
Canceled / Expired	(32,865,345)	$0.33
Exercised	-	-

Outstanding and exercisable, April 30, 2016	3,299,192	$0.01	5.82